SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Product Warranty:
Warranty period		1 year	2 years
Period after sales to provide limited warranty services		2 years
Research and Development and Capitalized Software Development Costs:
Amortization of capitalized software development costs	$ 0.1